Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2013				2014
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets with definite life:
- Software license	$15,634	$(7,171)	$(5,665)	$2,798	$23,676	$(9,730)	$(8,417)	$5,529
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	(50)	(1,620)	—	1,670	(50)	(1,620)	—

	$18,004	$(7,634)	$(7,572)	$2,798	$26,046	$(10,193)	$(10,324)	$5,529

Future Amortization Expenses for Net Carrying Amount of Intangible Assets

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2014 were as follows:

Year 2015	$2,371
Year 2016	2,181
Year 2017	977
Year 2018	—
Year 2019 and thereafter	—

$5,529